Cover	9 Months Ended
May 31, 2022
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	May 31, 2022
Current Fiscal Year End Date	--08-31
Entity File Number	001-32500
Entity Registrant Name	TRX GOLD CORP.
Entity Central Index Key	0001173643
Entity Address, Address Line One	150 King Street West
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Toronto
Entity Address, State or Province	ON
Entity Address, Country	CA
Entity Address, Postal Zip Code	M5H 1J9